Investments in Associates - Summary of Significant Investments in Associates (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of associates [line items]
Undistributed retained earnings	$ 71	$ 67
Canadian tires financial services business [member] | Canadian Tier Corporation [Member]
Disclosure of associates [line items]
Percentage of investment in associates disposed off	20.00%
Bank of Xian Co Ltd [member]
Disclosure of associates [line items]
Investments in associates based on quoted Stock Exchange price on Shanghai	$ 529	$ 489